Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19.	SUBSEQUENT EVENTS

We have evaluated subsequent events for recognition or disclosure in the consolidated financial statements filed on Form 10-K with the SEC and no events have occurred that require disclosure.